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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick    Minneapolis, Minnesota      November 8, 2007
------------------------ -----------------------------  ----------------
      [Signature]                [City, State]               [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          25
Form 13F Information Table Value Total: $   637,776
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                    VOTING AUTHORITY
                                                      VALUE   SH OR PRN INV  OTHER -------------------
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1,000)  AMOUNT   DISC  MGR   SOLE   SHARED NONE
--------------             -------------- --------- --------- --------- ---- ----- ------- ------ ----
3M CO                       COM           88579Y101   33802     361208  SOLE  N/A   361208
ALTRIA GROUP INC            COM           02209S103   15271     219634  SOLE  N/A   219634
ARCHER DANIELS MIDLAND CO   COM           039483102   28030     847351  SOLE  N/A   847351
BRUSH ENGINEERED MATLS INC  COM           117421107   28492     549090  SOLE  N/A   549090
CEMEX SAB DE CV             SPON ADR NEW  151290889   29598     989223  SOLE  N/A   989223
CHESAPEAKE ENERGY CORP      COM           165167107   31727     899813  SOLE  N/A   899813
DAKTRONICS INC              COM           234264109   15051     552950  SOLE  N/A   552950
DIEBOLD INC                 COM           253651103   30647     674738  SOLE  N/A   674738
DYNEGY INC DEL              CL A          26817G102   16669    1803979  SOLE  N/A  1803979
ENCANA CORP                 COM           292505104   34724     561416  SOLE  N/A   561416
FORTUNE BRANDS INC          COM           349631101   30890     379064  SOLE  N/A   379064
GANNETT INC                 COM           364730101   22258     509336  SOLE  N/A   509336
GOLDCORP INC NEW            COM           380956409   41281    1350816  SOLE  N/A  1350816
HEI INC                     COM           404160103     578     875801  SOLE  N/A   875801
KRAFT FOODS INC             CL A          50075N104   30047     870681  SOLE  N/A   870681
MCDONALDS CORP              COM           580135101   19044     349619  SOLE  N/A   349619
MDU RES GROUP INC           COM           552690109   26155     939461  SOLE  N/A   939461
NEWMONT MINING CORP         COM           651639106   25935     579812  SOLE  N/A   579812
PRIDE INTL INC DEL          COM           74153Q102   33545     917782  SOLE  N/A   917782
REGIS CORP MINN             COM           758932107   21810     683475  SOLE  N/A   683475
SECURE COMPUTING CORP       COM           813705100   14853    1526564  SOLE  N/A  1526564
SONY CORP                   ADR NEW       835699307   22732     472987  SOLE  N/A   472987
URS CORP NEW                COM           903236107   33083     586062  SOLE  N/A   586062
WABTEC CORP                 COM           929740108   34599     923631  SOLE  N/A   923631
XEROX CORP                  COM           984121103   16955     977775  SOLE  N/A   977775